Cost of revenue	12 Months Ended
Mar. 31, 2025
Cost Of Revenue
Cost of revenue

14. Cost of revenue

Disaggregation of Cost of revenue

The table reflects cost of revenue by major source for the fiscal years ended March 31, 2025, 2024 and 2023:

	Fiscal Year Ended March 31,
	2025	2024	2023

Sales of Software	¥1,057	¥4,072	¥370
Consulting and Support Services	2,879	15,776	62,315
Advertising Services	—	—	—
Outsourcing Services	—	—	7,937
Total	¥3,936	¥19,848	¥70,622

For the fiscal year ended March 31, 2024, cost of revenue from consulting and support services mainly relates to the personnel costs to provide e-learning and software installation support services. For the fiscal year ended March 31, 2024, cost of revenue from consulting and support services mainly relates to the personnel costs and costs paid to the Company’s vendors to set up e-commerce site. For the fiscal year ended March 31, 2023, cost of revenue from consulting and support services mainly relates to the costs paid to the vendor who provide IT system installation subsidy application services.